Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Significant Components of Company's Income Tax Provision from Continuing Operations
The more significant components of the Company’s income tax provision from continuing operations are as follows (in millions):

	Year Ended September 30,
	2015	2014	2013
Tax expense at federal statutory rate	$753	$671	$619
State income taxes, net of federal benefit	(23)	7	39
Foreign income tax expense at different rates and foreign losses without tax benefits	(198)	(196)	(299)
U.S. tax on foreign income	(203)	(222)	(56)
Reserve and valuation allowance adjustments	(99)	34	197
U.S. credits and incentives	(12)	(9)	(28)
Business divestitures	354	71	8
Restructuring and impairment costs	52	75	238
Other	(24)	(24)	(44)
Income tax provision	$600	$407	$674

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	Year Ended September 30,
	2015	2014	2013
Beginning balance, September 30	$1,655	$1,345	$1,465
Additions for tax positions related to the current year	363	329	123
Additions for tax positions of prior years	23	31	84
Reductions for tax positions of prior years	(124)	(36)	(43)
Settlements with taxing authorities	(541)	(9)	(160)
Statute closings	(18)	(5)	(45)
Audit resolutions	(123)	—	(79)
Ending balance, September 30	$1,235	$1,655	$1,345

Tax Jurisdictions and Years Currently under Audit Exam
In the U.S., it is expected that fiscal years 2013 through 2014 will be examined by the Internal Revenue Service during 2016. Additionally, the Company is currently under exam in the following major foreign jurisdictions:

Tax Jurisdiction	Tax Years Covered

Belgium	2012 - 2014
Brazil	2004 - 2008, 2011 - 2012
Canada	2008 - 2013
France	2002 - 2013
Germany	2007 - 2012
Italy	2005 - 2009, 2011
Korea	2008 - 2012
Mexico	2010 - 2013
United Kingdom	2011 - 2013

Components of Provision for Income Taxes on Continuing Operations
Components of the provision for income taxes on continuing operations were as follows (in millions):

	Year Ended September 30,
	2015	2014	2013
Current
Federal	$(477)	$109	$67
State	(21)	15	30
Foreign	906	585	340
	408	709	437
Deferred
Federal	201	(175)	204
State	(31)	(6)	14
Foreign	22	(121)	19
	192	(302)	237

Income tax provision	$600	$407	$674

Deferred Taxes Classified in Consolidated Statements of Financial Position
Deferred taxes were classified in the consolidated statements of financial position as follows (in millions):

	September 30,
	2015	2014
Other noncurrent assets	$1,873	$2,373
Other noncurrent liabilities	(391)	(459)

Net deferred tax asset	$1,482	$1,914

Temporary Differences and Carryforwards in Deferred Tax Assets and Liabilities
Temporary differences and carryforwards which gave rise to deferred tax assets and liabilities included (in millions):

	September 30,
	2015	2014
Deferred tax assets
Accrued expenses and reserves	$210	$197
Employee and retiree benefits	270	243
Net operating loss and other credit carryforwards	2,471	3,233
Research and development	64	118
Joint ventures and partnerships	231	—
Other	16	—
	3,262	3,791
Valuation allowances	(1,256)	(1,285)
	2,006	2,506
Deferred tax liabilities
Property, plant and equipment	124	128
Intangible assets	400	275
Joint ventures and partnerships	—	37
Other	—	152
	524	592

Net deferred tax asset	$1,482	$1,914